westcore trust

Westcore MIDCO Growth Fund
Westcore Blue Chip Fund
Westcore Growth Fund
Westcore Small-Cap Opportunity Fund
Westcore Mid-Cap Value Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Small-Cap Value Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED NOVEMBER 18, 2005
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 28, 2005

The following information supplements and should be read in conjunction with the information provided in the Funds' Statement of Additional Information dated September 28, 2005.

1.	The "Restrictions of Appropriation and Revenues" section on page 10 through 12 should be supplemented with the following sentence.

On November 1, 2005, the citizens of Colorado adopted Referendum C and rejected Referendum D.

2.	The "Trustees and Officers" section on page 43 through 46 should be supplemented with the following sentence.

Effective November 14, 2005, Mr. Kenneth V. Penland ceased serving as a Trustee and therefore all references to Mr. Penland serving as Trustee should be deleted.